Other Assets - Loans Eligible for Repurchase from Ginnie Mae (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets
Loans eligible for repurchase from Ginnie Mae	$ 337	$ 114